Quarterly Holdings Report
for
Fidelity® Sustainable International Equity Fund
January 31, 2024
SIC-NPRT1-0324
1.9904431.101
Common Stocks - 95.6%
	Shares	Value ($)
Australia - 1.2%
Macquarie Group Ltd.	777	95,874
Austria - 0.9%
Wienerberger AG	2,178	74,097
Belgium - 1.5%
KBC Group NV	601	39,282
UCB SA	896	84,533
TOTAL BELGIUM		123,815
Canada - 0.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	377	22,091
China - 0.4%
Chervon Holdings Ltd.	15,179	30,855
Denmark - 6.3%
Novo Nordisk A/S Series B	4,138	472,990
Vestas Wind Systems A/S (a)	1,410	39,755
TOTAL DENMARK		512,745
France - 11.5%
Air Liquide SA	544	101,801
AXA SA	4,276	143,525
BNP Paribas SA	2,230	149,821
Capgemini SA	286	64,041
Edenred SA	726	43,482
L'Oreal SA	336	160,794
LVMH Moet Hennessy Louis Vuitton SE	233	193,870
Pernod Ricard SA	464	76,470
Worldline SA (a)(b)	577	7,800
TOTAL FRANCE		941,604
Germany - 8.8%
Deutsche Borse AG	398	79,258
DHL Group	1,341	64,519
Gerresheimer AG	663	67,996
Merck KGaA	807	132,409
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	312	132,916
SAP SE	436	75,535
Siemens AG	966	172,937
TOTAL GERMANY		725,570
Hong Kong - 3.0%
AIA Group Ltd.	18,070	141,713
Hang Seng Bank Ltd.	5,767	60,035
Prudential PLC	4,317	44,347
TOTAL HONG KONG		246,095
India - 1.0%
HDFC Bank Ltd. sponsored ADR	1,539	85,399
Ireland - 1.4%
Dalata Hotel Group PLC	16,476	85,556
Kingspan Group PLC (Ireland)	313	25,559
TOTAL IRELAND		111,115
Italy - 1.0%
Prysmian SpA	1,845	81,730
Japan - 19.3%
Eisai Co. Ltd.	585	27,547
FUJIFILM Holdings Corp.	1,945	123,284
Hitachi Ltd.	3,016	236,908
Hoya Corp.	1,323	168,060
Itochu Corp.	5,805	263,455
ORIX Corp.	11,109	214,507
Persol Holdings Co. Ltd.	29,461	46,834
Renesas Electronics Corp. (a)	4,344	71,275
Sony Group Corp.	3,207	314,505
TIS, Inc.	1,068	23,754
Tokyo Electron Ltd.	513	95,199
TOTAL JAPAN		1,585,328
Korea (South) - 0.7%
SK Hynix, Inc.	582	58,283
Netherlands - 10.0%
ASML Holding NV (Netherlands)	381	330,551
BE Semiconductor Industries NV	360	54,389
Heineken NV (Bearer)	618	62,168
ING Groep NV (Certificaten Van Aandelen)	7,692	109,292
Koninklijke KPN NV	46,076	156,739
Wolters Kluwer NV	726	107,096
TOTAL NETHERLANDS		820,235
New Zealand - 1.1%
Contact Energy Ltd.	18,436	90,861
Norway - 1.9%
DNB Bank ASA	7,397	143,796
Schibsted ASA (A Shares)	329	10,113
TOTAL NORWAY		153,909
Spain - 1.2%
CaixaBank SA	5,649	24,087
EDP Renovaveis SA	598	9,726
Iberdrola SA	5,673	68,308
TOTAL SPAIN		102,121
Sweden - 2.0%
Boliden AB	3,662	97,456
Instalco AB	1,724	6,911
Investor AB (B Shares)	1,596	37,712
Lagercrantz Group AB (B Shares)	1,680	22,052
TOTAL SWEDEN		164,131
Taiwan - 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	9,777	195,762
United Kingdom - 13.8%
3i Group PLC	2,023	63,330
AstraZeneca PLC (United Kingdom)	2,090	277,086
Beazley PLC	3,036	20,950
Berkeley Group Holdings PLC	697	42,408
Big Yellow Group PLC	956	13,908
Bunzl PLC	577	23,509
Compass Group PLC	4,761	131,136
Diageo PLC	3,163	114,241
Endava PLC ADR (a)	237	16,772
Grainger Trust PLC	11,689	38,989
Impax Asset Management Group PLC	849	5,864
London Stock Exchange Group PLC	384	43,436
National Grid PLC	4,772	63,559
Reckitt Benckiser Group PLC	924	66,806
RELX PLC (London Stock Exchange)	1,097	45,278
Renewi PLC (a)	1,071	7,967
Sage Group PLC	4,781	71,375
SSE PLC	3,941	83,935
TOTAL UNITED KINGDOM		1,130,549
United States of America - 5.9%
CRH PLC	2,551	181,817
Ferguson PLC	259	48,742
Linde PLC	252	102,017
Nestle SA (Reg. S)	1,335	152,124
TOTAL UNITED STATES OF AMERICA		484,700
TOTAL COMMON STOCKS (Cost $6,909,723)		7,836,869

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $290,669)	290,611	290,669

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $7,200,392)	8,127,538
NET OTHER ASSETS (LIABILITIES) - 0.8%	67,138
NET ASSETS - 100.0%	8,194,676

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,800 or 0.1% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	226,885	813,787	750,003	3,447	-	-	290,669	0.0%
Total	226,885	813,787	750,003	3,447	-	-	290,669

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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